ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of accumulated other comprehensive income (loss)

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Cash Flow Hedges	Accumulated Other Comprehensive Income
Balance at December 31, 2018	$729	$(449)	$(2)	$278
Other comprehensive income	230	12	3	245
Balance at December 31, 2019	$959	$(437)	$1	$523
Other comprehensive income	118	(105)	3	16
Balance at December 31, 2020	$1,077	$(542)	$4	$539